Segment Information - Schedule of Segment Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 12, 2021
Disclosure Of Operating Segments [Line Items]
Revenue	¥ 295,897	¥ 162,881	¥ 146,054
Share of loss of a joint venture	(491)	(9)	0
(Loss)/profit before tax	(58,582)	(11,592)	65,863
Finance income	79	1,621	258
Foreign exchange differences, net	(1,032)	361	1,173
Other operating expenses	(2,904)	(18)	(42)
Non-lease related finance costs	(6,602)	(7,544)	(2,629)
Assets	1,109,299	877,353
Liabilities	167,640	216,184		¥ 216,184
Other segment information
Depreciation of property, plant and equipment	10,709	2,257	1,251
Depreciation of right-of-use assets	4,139	4,480	1,618
Amortisation of intangible assets	8,422	5,366	3,762
Impairment losses on financial assets, net	20,653	35,240	3,088
Capital expenditure	295,473	159,524
Music events and performances business [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	77,382	27,514
Share of loss of a joint venture	(491)	(9)
Other segment information
Depreciation of property, plant and equipment	324	256
Depreciation of right-of-use assets	996	1,097
Amortisation of intangible assets	0	0
Impairment losses on financial assets, net	2,155	1,063
Subscription Licensing And Smart Music Learning Business [Member
Disclosure Of Operating Segments [Line Items]
Revenue	218,515	135,367	146,054
Share of loss of a joint venture	0	0	0
Other segment information
Depreciation of property, plant and equipment	10,385	2,001	1,251
Depreciation of right-of-use assets	3,143	3,383	1,618
Amortisation of intangible assets	8,422	5,366	3,762
Impairment losses on financial assets, net	18,498	34,177	3,088
Group
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	29,175	28,180	70,418
Operating Segments
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	28,684	28,171	70,418
Assets	1,049,411	842,276
Liabilities	114,790	128,458
Other segment information
Investment in a joint venture		491
Operating Segments | Music events and performances business [Member]
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	935	2,235
Assets	251,987	246,773
Liabilities	12,680	1,854
Other segment information
Investment in a joint venture		491
Capital expenditure	0	769
Operating Segments | Subscription Licensing And Smart Music Learning Business [Member
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	27,749	25,936	70,418
Assets	797,424	595,503
Liabilities	102,110	126,604
Other segment information
Capital expenditure	295,473	158,755
Operating Segments | Group | Music events and performances business [Member]
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	1,426	2,244
Operating Segments | Group | Subscription Licensing And Smart Music Learning Business [Member
Disclosure Of Operating Segments [Line Items]
(Loss)/profit before tax	27,749	25,936	70,418
Other Unallocated
Disclosure Of Operating Segments [Line Items]
Other gains	0	8	0
Corporate and Other Unallocated
Disclosure Of Operating Segments [Line Items]
Other operating expenses	(79,711)	(34,209)	¥ (3,357)
Assets	59,888	35,077
Liabilities	¥ 52,850	¥ 87,726